Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Total	$ (711)	$ (655)
Fuel and purchased power
Disclosure of products and services [line items]
Gas fuel costs	464	369
Coal fuel costs	134	123
Royalty, land lease, other direct costs	28	28
Purchased power	309	419
Salaries and benefits	0	0
Other operating expenses	0	0
Total	935	939
OM&A
Disclosure of products and services [line items]
Gas fuel costs	0	0
Coal fuel costs	0	0
Royalty, land lease, other direct costs	0	0
Purchased power	0	0
Salaries and benefits	317	296
Other operating expenses	394	359
Total	$ 711	$ 655